STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Master Trust activity	$ 10,998
Interest income from notes receivable from participants	48
Contributions:
Employer — Boeing common stock	1,538
Participant	2,226
Total contributions	3,764
Benefits paid per the financial statements	8,310
NET INCREASE	6,500
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	73,910
End of year	$ 80,410